MARKETABLE EQUITY SECURITIES - Summary of Available-For-Sale Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Available-for-sale Securities [Roll Forward]
Balance at start of year	$ 0	$ 2,187
Disposals	0	(2,474)
Unrealized gain (loss), net	0	287	$ 503
Total marketable equity securities	$ 0	$ 0	$ 2,187